Disaggregated Revenues (Details) - Schedule of Revenues in Financial Statements - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregated Revenues (Details) - Schedule of Revenues in Financial Statements [Line Items]
Revenues	$ 478,584	$ 603,359	$ 568,704
Spain [Member]
Disaggregated Revenues (Details) - Schedule of Revenues in Financial Statements [Line Items]
Revenues	231,833	355,274	78,960
Israel [Member]
Disaggregated Revenues (Details) - Schedule of Revenues in Financial Statements [Line Items]
Revenues	123,368	145,472	129,976
United States [Member]
Disaggregated Revenues (Details) - Schedule of Revenues in Financial Statements [Line Items]
Revenues	33,546	43,614	194,489
Japan [Member]
Disaggregated Revenues (Details) - Schedule of Revenues in Financial Statements [Line Items]
Revenues	34,861	17,560	7,350
Germany [Member]
Disaggregated Revenues (Details) - Schedule of Revenues in Financial Statements [Line Items]
Revenues	32,540	8,548	83,317
Other [Member]
Disaggregated Revenues (Details) - Schedule of Revenues in Financial Statements [Line Items]
Revenues	$ 22,436	$ 33,071	$ 74,612